Acquisition of Windfall Project, Osisko Mining Inc and Gold Road - Schedule of Total Purchase Consideration Osisko Acquisition (Details)
$ / shares in Units, shares in Thousands, $ in Millions, $ in Millions
				10 Months Ended		12 Months Ended
	Oct. 25, 2024 USD ($) shares	Oct. 25, 2024 CAD ($) $ / shares shares	Aug. 12, 2024	Oct. 25, 2024 USD ($)	Oct. 25, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Oct. 25, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 21, 2023 CAD ($)	May 02, 2023 USD ($)	May 02, 2023 CAD ($)
Windfall Project
Disclosure of equity-accounted investees [Line Items]
Derecognition of Windfall Project joint venture						$ 0.0	$ 0.0	$ 519.3	$ 723.5
Windfall Project | Derecognition of Windfall Project venture
Disclosure of equity-accounted investees [Line Items]
Derecognition of Windfall Project joint venture	$ 519.3	$ 723.5
Windfall Project | C$300.0 million contingent consideration
Disclosure of equity-accounted investees [Line Items]
Derecognition of Windfall Project joint venture				$ 200.4	$ 279.2
Contingent and exploration considerations	(200.4)			$ (200.4)			(300.0)		(300.0)	$ (279.2)			$ (300.0)	$ (190.8)	$ (258.4)
Windfall Project | C$75.0 million exploration consideration
Disclosure of equity-accounted investees [Line Items]
Derecognition of Windfall Project joint venture	$ 45.5	63.4
Contingent and exploration considerations							$ (75.0)		$ (75.0)			$ (75.0)		$ (39.1)	$ (52.9)
Apportionment of exploration consideration	0.50			0.50						0.50
Percentage initial exploration funding							1		1
Percentage of exploration purchased back	0.50			0.50						0.50
Derecognition of contingent consideration liability	$ 22.8	31.7				$ 0.0	$ 0.0	$ 22.8	$ 31.7
Osisko Mining Incorporated
Disclosure of equity-accounted investees [Line Items]
Portion of consideration paid (received) consisting of cash and cash equivalents	1,483.2	2,060.6
Transaction costs	8.5	11.9
Pre-existing payable	(79.2)			$ (79.2)					$ (110.3)	$ (110.3)	$ (79.2)	$ (110.3)
Total purchase consideration	$ 1,708.6	$ 2,374.8
Shares acquired (in shares) | shares	420,530	420,530
Cash paid per acquiree share (in canadian dollars per share) | $ / shares		$ 4.90
Asset acquisition, percentage of shares acquired	1	1	1			1	1
Derecognition of contingent consideration liability	$ 22.8	$ 31.7
Osisko Mining Incorporated | C$300.0 million contingent consideration
Disclosure of equity-accounted investees [Line Items]
Contingent and exploration considerations	(200.4)			(200.4)						(279.2)
Osisko Mining Incorporated | C$75.0 million exploration consideration
Disclosure of equity-accounted investees [Line Items]
Contingent and exploration considerations	$ (22.8)			$ (22.8)						$ (31.7)
Windfall Project
Disclosure of equity-accounted investees [Line Items]
Asset acquisition, percentage of shares acquired	0.50	0.50